Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of related party transactions

	2024	2023	2022
	US$’000	US$’000	US$’000
Charter hire expense charged by related party	—	—	2,808
Corporate service fees charged by related parties	6,887	6,615	6,865
Ship management fees charged by related parties	808	1,272	1,258
Corporate service fees charged to related parties	—	—	242

	2024	2023	2022
	US$’000	US$’000	US$’000
Interest expense charged by a related party	769	—	—
	769	—	—

Schedule of key management's remuneration

	2024	2023	2022
	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	3,500	3,333	3,191
Post-employment benefits – contributions to defined contribution plans and share-based payment	1,692	1,859	1,237
Directors’ fees	585	376	376
	5,777	5,568	4,804